Note 8 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2021	2022	2023
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(64,179)	$(33,279)	$(21,026)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	39,023,643	39,093,246	38,996,463

Net loss per share —basic and diluted	$(1.64)	$(0.85)	$(0.54)